STOCK OPTION PLAN (Details Textual) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Nov. 30, 2012	Jul. 15, 2012	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total			$ 443,849
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years
Stock Plan 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			28,242,127
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.52	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			623,618
Preferred Stock Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,200,000	1,248,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.0237	$ 0.0237
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			712,500